EQUITY - Capital increase (Details) R$ in Thousands		12 Months Ended
	Feb. 28, 2023 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Mar. 21, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)
EQUITY
Increase in capital through capitalization of retained earnings | R$	R$ 966,162
Number of shares authorized through capitalization of retained earnings	83,669,860
Shares subscribed and paid up		1,757,067,050	1,757,067,050	1,673,397,190	1,719,658,728
Equity | R$		R$ 49,238,863	R$ 20,215,343	R$ 46,298,193	R$ 42,815,649	R$ 31,085,210
Ratio of capital increase bonus issued	0.05
Common shares
EQUITY
Number of shares authorized through capitalization of retained earnings	28,596,497
Shares subscribed and paid up		600,526,442	600,526,442	571,929,945	573,627,483
Preferred shares
EQUITY
Number of shares authorized through capitalization of retained earnings	55,073,363
Shares subscribed and paid up		1,156,540,608	1,156,540,608	1,101,467,245	1,146,031,245
Investments and working capital reserve
EQUITY
Increase in capital through capitalization of retained earnings | R$		R$ (966,162)
Equity | R$		R$ 20,471,931		R$ 18,186,532	R$ 14,918,194	R$ 5,495,796